Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Detail) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Royalty funding liabilities	€ 298,100
Derivative liabilities	290,482	€ 256,231
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	290,482	256,231	€ 174,581	€ 150,670
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	746,228	720,262
Financial liabilities measured at fair value through profit or loss	290,482	256,231
Carrying amount [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	448,176	429,391
Royalty funding liabilities	298,052	290,871
Derivative liabilities	290,482	256,231
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	751,122	723,328
Financial liabilities measured at fair value through profit or loss	290,482	256,231
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	448,447	426,429
Royalty funding liabilities	302,675	296,899
Derivative liabilities	€ 290,482	€ 256,231